Income (Loss) per Share - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Preferred dividends declared	$ 0		$ 0	$ 0
Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	24,629,892	2,033,171	10,784,068	1,507,221
Common Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	0	0
Convertible Notes [Member] | Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	17,474,706	0
Conversion of Stock, Shares Issued	39,969,265		25,597,382